UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2013	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Common Stock (98.3%)
Aerospace & Defense (2.9%)
AAR	5,400	$131
Alliant Techsystems	1,900	177
Curtiss-Wright	1,080	44
Orbital Sciences*	10,800	200

		552

Agricultural Products (0.7%)
Fresh Del Monte Produce	4,600	129

Air Freight & Logistics (0.4%)
Air Transport Services Group*	11,400	76

Aircraft (2.6%)
Alaska Air Group	3,000	183
Hawaiian Holdings*	22,400	171
Republic Airways Holdings*	4,800	66
SkyWest	2,400	36
US Airways Group*	2,200	43

		499

Alternative Carriers (1.8%)
Inteliquent	7,770	65
Iridium Communications*	6,700	56
Premiere Global Services*	3,900	43
Vonage Holdings*	52,400	169

		333

Apparel Retail (1.4%)
Brown Shoe	260	6
Cato, Cl A	2,100	59
Men’s Wearhouse	800	32
Stage Stores	6,940	173

		270

Apparel/Textiles (0.0%)
Perry Ellis International*	150	3

Asset Management & Custody Banks (1.6%)
BlackRock Kelso Capital	11,200	113
Calamos Asset Management, Cl A	6,500	69
Medallion Financial	8,610	130

		312

Automotive (0.7%)
Federal-Mogul*	7,200	112
Standard Motor Products	450	16

		128

Banks (14.1%)
1st Source	5,000	136
Associated Banc-Corp	800	14
Banco Latinoamericano de Comercio Exterior, Cl E	9,340	235
Berkshire Hills Bancorp	3,700	97
Camden National	2,600	101
Chemical Financial	5,540	165

	Shares	Value (000)
Banks (continued)
Citizens & Northern	700	$14
City Bank*	2,200	—
Community Trust Bancorp	2,600	104
Dime Community Bancshares	6,600	116
Enterprise Financial Services	400	7
First Interstate Bancsystem, Cl A	2,900	68
Flushing Financial	9,250	175
Fulton Financial	8,390	106
International Bancshares	3,475	84
MainSource Financial Group	4,990	72
National Penn Bancshares	3,600	39
OceanFirst Financial	300	5
OFG Bancorp	9,240	171
Peoples Bancorp	6,170	139
Popular*	6,700	220
Primerica Inc.	3,170	130
Republic Bancorp, Cl A	5,330	140
Southside Bancshares	363	9
Susquehanna Bancshares	1,400	19
Tompkins Financial	1,100	50
Washington Banking	3,400	49
Webster Financial	4,870	133
WesBanco	339	10
Wilshire Bancorp	7,500	66

		2,674

Biotechnology (0.5%)
PDL BioPharma	10,700	87

Broadcasting, Newspapers & Advertising (0.5%)
Sinclair Broadcast Group, Cl A	3,300	93

Chemicals (1.1%)
A Schulman	2,980	80
Innospec	60	3
Olin	4,770	116
OM Group*	430	13

		212

Coal & Consumable Fuels (0.1%)
USEC*	700	14

Commercial Printing (2.3%)
Consolidated Graphics*	2,790	149
Courier	240	4
Deluxe	5,460	224
Ennis	3,400	63

		440

Commercial Services (2.5%)
Convergys	2,670	50
CSG Systems International	7,290	173
Lender Processing Services	4,600	150
Sykes Enterprises*	5,500	97

		470

Schedule of Investments July 31, 2013	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Commodity Chemicals (0.2%)
Cabot	1,030	$42

Computer & Electronics Retail (0.7%)
RadioShack*	11,670	32
Rent-A-Center, Cl A	2,100	84
Systemax*	1,200	11

		127

Computers & Services (1.3%)
Imation*	6,000	28
TeleCommunication Systems, Cl A*	34,350	93
United Online	15,300	124

		245

Construction & Engineering (0.6%)
Tutor Perini*	5,400	107

Consumer Products (0.2%)
JAKKS Pacific	6,400	39

Distributors (0.4%)
VOXX International, Cl A*	6,100	83

Diversified REIT’s (0.7%)
CapLease	1,600	14
Lexington Realty Trust	6,100	76
One Liberty Properties	1,100	26
RAIT Financial Trust	1,966	15
Winthrop Realty Trust	160	2

		133

Education Services (0.0%)
Bridgepoint Education*	200	3

Electrical Services (1.1%)
Portland General Electric	6,740	214

Financial Services (1.8%)
Nelnet, Cl A	6,080	237
PHH*	5,000	113

		350

Food Distributors (0.8%)
Nash Finch	2,260	53
Spartan Stores	4,900	96

		149

Food, Beverage & Tobacco (1.9%)
Dole Food*	8,000	103
John B Sanfilippo & Son*	2,300	50
Omega Protein*	1,900	16
Seneca Foods, Cl A*	2,100	74
Universal	1,870	114

		357

Gas/Natural Gas (0.3%)
Laclede Group	1,200	55

General Merchandise Stores (0.5%)
Big Lots*	2,550	92

	Shares	Value (000)
Health Care Distributors (0.7%)
PharMerica*	9,700	$142

Health Care Equipment (1.7%)
Greatbatch*	5,370	203
Invacare	3,200	50
PhotoMedex*	3,900	62

		315

Health Care Facilities (1.6%)
Five Star Quality Care*	500	3
Kindred Healthcare*	5,090	78
LifePoint Hospitals*	990	49
Select Medical Holdings	14,800	133
Skilled Healthcare Group, Cl A*	7,420	48

		311

Health Care Services (0.1%)
Gentiva Health Services*	2,300	25

Industrials (0.8%)
Brink’s	5,730	153

Insurance (6.8%)
American Equity Investment Life Holding	11,340	207
American Financial Group	800	41
Aspen Insurance Holdings	2,500	94
CNO Financial Group	14,400	206
Horace Mann Educators	3,080	87
Magellan Health Services*	1,580	90
Protective Life	2,800	121
Stancorp Financial Group	3,500	186
Tower Group International	1,472	32
Triple-S Management, Cl B*	3,500	76
Universal Insurance Holdings	17,700	139

		1,279

IT Consulting & Other Services (0.2%)
CACI International, Cl A*	450	30

Leasing & Renting (1.8%)
Aircastle	9,400	165
Ryder System	400	25
TAL International Group	3,700	149

		339

Life Sciences Tools & Services (1.0%)
Cambrex	12,600	185

Machinery (4.7%)
Alamo Group	400	17
American Railcar Industries	2,100	75
Ampco-Pittsburgh	4,880	94
Columbus McKinnon	3,000	66
Hurco	1,200	34
Hyster-Yale Materials Handling	1,492	97
ITT	3,800	119
Kadant	3,640	119
LB Foster, Cl A	3,200	149
Miller Industries	3,100	51

Schedule of Investments July 31, 2013	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Machinery (continued)
NACCO Industries, Cl A	746	$46
NN	2,400	30
Oshkosh*	190	9

		906

Metal & Glass Containers (0.5%)
Myers Industries	4,200	82

Mortgage REIT’s (2.4%)
Anworth Mortgage Asset	9,800	48
Capstead Mortgage	7,780	92
Dynex Capital	16,300	157
MFA Financial	1,800	14
PennyMac Mortgage Investment Trust	6,300	139
Two Harbors Investment	950	9

		459

Office Equipment (0.3%)
Steelcase, Cl A	3,980	61

Office REIT’s (1.5%)
Brandywine Realty Trust	13,690	191
CommonWealth REIT	3,780	87

		278

Oil & Gas Equipment & Services (1.5%)
Newpark Resources*	17,500	200
TGC Industries	8,795	79

		279

Oil & Gas Storage & Transportation (0.1%)
Ship Finance International	1,700	27

Paper & Paper Products (2.9%)
Buckeye Technologies	2,600	97
Neenah Paper	5,210	206
PH Glatfelter	6,200	164
Schweitzer-Mauduit International	1,600	87

		554

Paper Packaging (0.7%)
Boise	14,730	134

Personal Products (2.1%)
Nutraceutical International*	5,400	120
USANA Health Sciences*	3,530	292

		412

Petroleum & Fuel Products (3.7%)
Alon USA Energy	7,900	108
Delek US Holdings	3,300	100
Parker Drilling*	26,480	161
REX American Resources*	1,410	51
Stone Energy*	900	22
W&T Offshore	3,400	55
Western Refining	6,500	196

		693

	Shares	Value (000)
Pharmaceuticals (2.2%)
Endo Health Solutions*	2,290	$88
Hi-Tech Pharmacal*	65	3
Questcor Pharmaceuticals	4,300	287
Sciclone Pharmaceuticals*	7,700	48

		426

Printing & Publishing (2.4%)
AH Belo, Cl A	1,200	17
CSS Industries	5,260	140
Journal Communications, Cl A	15,000	138
Lexmark International, Cl A	230	9
Scholastic	5,320	162

		466

Reinsurance (2.5%)
Endurance Specialty Holdings	1,330	70
Montpelier Re Holdings	6,000	162
Platinum Underwriters Holdings	2,490	144
Validus Holdings	2,900	103

		479

Residential REIT’s (0.0%)
Silver Bay Realty Trust	46	1

Retail (1.4%)
CEC Entertainment	2,830	118
Dillard’s, Cl A	110	9
Ingles Markets, Cl A	4,500	128

		255

Retail REIT’s (0.8%)
Agree Realty	800	24
CBL & Associates Properties	5,600	128

		152

Semi-Conductors/Instruments (3.2%)
Benchmark Electronics*	8,100	179
Entegris*	5,100	49
GT Advanced Technologies*	11,010	57
Integrated Silicon Solution*	9,100	109
Itron*	1,700	73
Multi-Fineline Electronix*	3,300	50
Photronics*	12,370	95

		612

Specialized REIT’s (2.6%)
Ashford Hospitality Trust	11,100	129
Chatham Lodging Trust	4,100	72
Hospitality Properties Trust	2,090	59
Sunstone Hotel Investors	17,900	232

		492

Steel & Steel Works (0.2%)
Commercial Metals	1,900	29
Olympic Steel	310	9

		38

Schedule of Investments July 31, 2013	(Unaudited)

LSV Small Cap Value Fund	Shares/ Face Amount	Value (000)
Technology Distributors (1.6%)
Ingram Micro, Cl A*	2,210	$50
SYNNEX*	2,300	114
Tech Data*	2,900	149

		313

Telephones & Telecommunications (1.9%)
Black Box	3,520	95
Comtech Telecommunications	4,640	126
Tessco Technologies	4,340	139

		360

Trucking (0.1%)
AMERCO*	85	14

Wireless Telecommunication Services (0.6%)
USA Mobility	7,850	122

Total Common Stock (Cost $15,986)		18,682

Repurchase Agreement (1.6%)
Morgan Stanley 0.010%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $302,464 (collateralized by a U.S. Treasury Note, par value $297,647, 2.625%, 12/31/2014; with total market value $308,515)	$302	302

Total Repurchase Agreement (Cost $302)		302

Total Investments — 99.9% (Cost $16,288) †		$18,984

Percentages are based on Net Assets of $19,008 (000).

Cl	Class

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $16,288 (000), and the unrealized appreciation and depreciation were $2,918 (000) and ($222 (000)) respectively.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,682	$—	$—	$18,682
Repurchase Agreement	—	302	—	302
Total Investments in Securities	$18,682	$302	$—	$18,984

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2013, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-003-1400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013